SECURED PROMISSORY NOTES (Details) - USD ($)		1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 15, 2019	Oct. 28, 2019	Oct. 09, 2018	Mar. 09, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
SECURED PROMISSORY NOTES (Details) [Line Items]
Aggregate principal amount					$ 10,000,000		$ 10,000,000		$ 10,000,000
Debt discount					70,981		70,981		252,933
Accreted costs							496,631		359,828
Common stock issued					5,927		5,927		5,927	$ 5,046
Principal balance									10,000,000
Debt discount									252,933
Accrued interest					1,036,320		1,036,320		$ 437,569
Interest expenses					$ 284,375	$ 338,333	$ 598,750	$ 679,583
Steward Capital Holdings LP [Member]
SECURED PROMISSORY NOTES (Details) [Line Items]
Agreement, description		On October 28, 2019, the Company and Steward Capital entered into a letter of agreement to amend the Agreement, as amended (the “Second Amendment”) wherein the parties agreed to (i) extend and amend the due date for all accrued and unpaid interest starting September 2, 2019 to the Maturity Date (September 9, 2020) and (ii) extend and amend the due date for the 3% fee payable to Steward Capital in connection with the First Amendment and waiver dated June 2019 to be payable on the Maturity Date.
CommonStockSharesIssued1 (in Shares)	120,000
Common stock issued	$ 300,000
Steward Capital Holdings LP [Member] | Loan and Security Agreement [Member] | Secured Term Promissory Note [Member]
SECURED PROMISSORY NOTES (Details) [Line Items]
Aggregate principal amount			$ 10,000,000	$ 10,000,000
Secured term promissory note			$ 5,000,000	$ 5,000,000
Effective interest rate			11.25%	11.25%
Payment of loan commitment fees				$ 25,000
Funding in loan facility charges				100,000
Debt discount				50,000
Funding in loan facility charges			$50,000
Steward Capital Holdings LP [Member] | Loan and Security Agreement [Member] | Secured Term Promissory Note [Member] | Share-based Compensation Award, Tranche One [Member]
SECURED PROMISSORY NOTES (Details) [Line Items]
Accreted costs				$ 250,000